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                 SUPPLEMENT TO THE CLASS A OR CLASS A, B AND C
           PROSPECTUSES AND THE STATEMENTS OF ADDITIONAL INFORMATION

                          CREDIT SUISSE BLUE CHIP FUND
                    CREDIT SUISSE CAPITAL APPRECIATION FUND
                       CREDIT SUISSE EMERGING GROWTH FUND
                      CREDIT SUISSE EMERGING MARKETS FUND
                       CREDIT SUISSE EUROPEAN EQUITY FUND
                  CREDIT SUISSE GLOBAL FINANCIAL SERVICES FUND
                   CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND
                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
                      CREDIT SUISSE GLOBAL TECHNOLOGY FUND
                     CREDIT SUISSE INTERNATIONAL FOCUS FUND
                        CREDIT SUISSE INTERNATIONAL FUND
                        CREDIT SUISSE JAPAN GROWTH FUND
                       CREDIT SUISSE LARGE CAP VALUE FUND
                        CREDIT SUISSE SELECT EQUITY FUND
                      CREDIT SUISSE SMALL CAP GROWTH FUND
                       CREDIT SUISSE SMALL CAP VALUE FUND
                       CREDIT SUISSE STRATEGIC VALUE FUND

The following information supersedes certain information in the funds' prospectuses and the Statements of Additional Information.

THE "EXCHANGING SHARES" SECTION OF THE PROSPECTUSES IS SUPPLEMENTED WITH THE
FOLLOWING:

Certain Credit Suisse Funds into which you exchange your shares may require that you hold your shares for 18 months to avoid a Limited CDSC (as described below).

THE FIRST SENTENCE UNDER THE "CLASS A LIMITED CDSC" SECTION OF THE PROSPECTUSES IS REPLACED WITH THE FOLLOWING:

A Limited Contingent Deferred Sales Charge ("Limited CDSC") will be imposed by the fund upon redemptions of Class A shares made within 12 months of purchase, if such purchases were made at net asset value on a purchase of $1,000,000 or more and the distributor paid any commission to the financial representative. The Limited CDSC
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also applies to redemptions of shares of other funds into which such Class A shares are exchanged. Any Limited CDSC charged on a redemption of exchanged-for fund shares is computed in the manner set forth in the exchanged-for fund's prospectus. In addition, the holding period to avoid the imposition of the Limited CDSC for certain Credit Suisse Funds may be 18 months rather than 12 months.

Dated: June 4, 2002                                                      16-0602
                                                                             for
                                                                           CSCAL
                                                                           CSDVI
                                                                           CSEEA
                                                                           CSEGA
                                                                           CSEMA
                                                                           CSFOC
                                                                           CSFSA
                                                                           CSGHA
                                                                           CSGPV
                                                                           CSGTA
                                                                           CSIFL
                                                                           CSJGA
                                                                           CSSCA
                                                                           CSSVL